COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 - COMMITMENTS AND CONTINGENCIES

---------------------------------------

OPERATING LEASE

The Company  leases  office  space in  Broomfield  Colorado  under a  cancelable operating lease that allows either party the option to terminate the lease. Rent expense for the nine months  ended  September  30, 2013 and for the period March

28, 2012  (inception)  through  September  30,  2012 was  $52,239  and  $26,323,

respectively and for the period from March 28, 2012 (inception) through December

31, 2012 was $46,254. The following table summarizes the future minimum payments under this non-cancelable lease at September 30, 2013:

                  2013              $   22,781

                  2014              $   91,738

                  2015              $   54,416

                  2016              $        -

                  2017              $        -

                                      ---------

                                    $  168,935

CONSULTING AGREEMENTS

The  Company  has a twelve  month  agreement  effective  December 1, 2012 with a consultant  to  perform  services  at the rate of $15,000  per month.  Effective

November 1, 2013, the Company entered into a new twelve month agreement with the consultant  to perform  services at the rate of $200,000 per year under  certain terms and conditions that includes the granting of  non-qualified  stock options to acquire up to  1,000,000  shares of the  Company's  common stock at an option price of $.010 per share over a three year period from the effective date of the grant. The options vest over the term of the option.

The Company entered into a four year agreement  effective  September 1, 2012 and amended  March 1, 2013 with its  interim  Chief  Executive  Officer  to  perform services  at the  base  rate of  $180,000  per  year  under  certain  terms  and conditions.

EMPLOYMENT AGREEMENTS

The Company entered into a two year employment  agreement effective September 1,

2012 and amended in February 2013 with its Executive  Vice  President of Finance that includes  compensation  of a base salary of $192,000 per year under certain terms and conditions.

The Company  entered into a three year employment  agreement  effective March 1,

2013 with its President and Chief Operating  Officer that includes  compensation of a base  salary of  $210,000  per year  under  certain  terms  and  conditions including non-qualified stock options as described in Note 11.